Derivatives - Schedule of Financial Assets subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial assets [line items]
Gross amount of recognized financial assets	R$ 69,045	R$ 76,504
Net amount of financial assets presented in the statement of financial position	69,045	76,504
Related amounts not offset in the statement of Financial position, financial instruments	(14,517)	(15,621)
Related amounts not offset in the statement of Financial position, cash collateral received	(217)
Net amount	54,311	60,883
Gross amount of recognized financial liabilities	63,204	79,505
Net amount of financial assets presented in the statement of financial position	63,204	79,505
Related amounts not offset in the statement of Financial position, financial instruments	(14,517)	(15,621)
Related amounts not offset in the statement of Financial position, cash collateral received	0	(574)
Net amount	48,687	63,310
Securities purchased under agreements to resell [member]
Disclosure of offsetting of financial assets [line items]
Gross amount of recognized financial assets	169,711	239,935
Net amount of financial assets presented in the statement of financial position	169,711	239,935
Related amounts not offset in the statement of Financial position, financial instruments	(3,649)	(1,657)
Net amount	166,062	238,278
Gross amount of recognized financial liabilities	252,848	273,364
Net amount of financial assets presented in the statement of financial position	252,848	273,364
Related amounts not offset in the statement of Financial position, financial instruments	(39,317)	(42,161)
Net amount	R$ 213,531	R$ 231,203